OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2014	2015

Government authorities	$721	$443
Employees	29	13
Prepaid expenses	879	852
Advances to suppliers	284	533
Others	189	266

	$2,102	$2,107